SHARE CAPITAL (Details Narrative)														12 Months Ended
	Jan. 09, 2024 USD ($) shares	Aug. 02, 2023 USD ($) $ / shares shares	Mar. 30, 2023 USD ($) $ / shares shares	Feb. 21, 2023 USD ($) $ / shares shares	Feb. 21, 2023 CNY (¥)	Jan. 13, 2023 USD ($) $ / shares shares	Jan. 10, 2023 USD ($) $ / shares shares	Oct. 04, 2022 USD ($) $ / shares	Sep. 30, 2022 USD ($) Investors $ / shares shares	Jun. 14, 2021 USD ($) $ / shares	Jun. 10, 2021 USD ($) Investors $ / shares shares	Feb. 17, 2021 USD ($) $ / shares	Feb. 12, 2021 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Jan. 29, 2024 shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 ¥ / shares shares	Feb. 21, 2023 ¥ / shares shares	Sep. 03, 2020 ¥ / shares shares	Sep. 02, 2020 shares
IfrsStatementLineItems [Line Items]
Authorized issued share capital | ¥														¥ 58,929,000	¥ 5,724,000	¥ 29,586,000
Number of shares authorized				977,755																977,755
Par value per share | $ / shares						$ 0.024	$ 0.024
Number oif shares sold		2,083,333	5,681,820			1,234,568	1,625,000								166,667			1,062,472	1,062,472
Preferred shares issued capital															50,000,000			50,000,000	50,000,000
Number of shares outstanding				10,035,188											805,785	597,610		3,251,917	3,251,917	10,035,188	3,100,000	9,200,000
Aggregate the number of share sale													588,235
Purchase price of per share | $ / shares													$ 3.57
Gross Proceeds from pricing of public offering | $													$ 2,100,000
Warrant life												5 years	5 years
Proceeds from offering | $													$ 1,860,000
Percentage of aggregate number of shares sold in offering													5.00%
Warrants exercise price per share | $ / shares													$ 4.46
Warrants exercisable term													6 months
Number of institutional accredited investors | Investors									2		3
Grant date								October 4, 2022		June 14, 2021		February 17, 2021
Share price at date of grant | $ / shares								0.58		3.15		4.45
Volatility												107.00%
Dividend yield								0.00%		0.00%		0.00%
Risk-free interest rate								3.96%		0.80%		0.57%
Average fair value at grant date | $								$ 0.43		$ 2.50		$ 3.54
Share issued price per share | (per share)		$ 0.48	$ 0.88			$ 0.81	$ 0.80											$ 1.00	¥ 7.10
Proceeds from issuing shares | $		$ 1,000,000	$ 5,000,000			$ 1,000,000	$ 1,300,000
Proportion of voting rights held in associate			15.15%
Warrants exercised																700,516
Warrants exercised (in shares)														70,867		685,339
Warrants exercised cashless																32,677
Shares issued upon cashless exercise of warrants																17,500
Warrants exercised | ¥																¥ 10,258,000
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Par value per share | ¥ / shares																					¥ 0.008
Exercise price at date of grant | $ / shares								$ 0.82		$ 3.42		$ 3.57
Top of range [member]
IfrsStatementLineItems [Line Items]
Par value per share | ¥ / shares																					¥ 0.024
Warrant life								5 years		5 years
Exercise price at date of grant | $ / shares								$ 0.75		$ 4.35		$ 4.46
Volatility								104.00%		115.00%
Investor warrants [member]
IfrsStatementLineItems [Line Items]
Warrant life											5 years
Proceeds from offering | $									$ 1,000,000		$ 3,180,285
Warrants exercise price per share | $ / shares									$ 0.82		$ 3.42
Warrants to purchase shares of common stock									1,666,667		913,875
Placement agent warrants [member]
IfrsStatementLineItems [Line Items]
Percentage of aggregate number of shares sold in offering									5.00%		5.00%
Warrants exercise price per share | $ / shares									$ 0.75		$ 4.35
Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Number oif shares sold									1,666,667		913,875
Purchase price of per share | $ / shares									$ 0.60		$ 3.48
Securities purchase agreement [member] | Investor warrants [member]
IfrsStatementLineItems [Line Items]
Closing price for the common shares preceding execution of the SPA | $ / shares											$ 3.42
Chief Financial Officer [Member]
IfrsStatementLineItems [Line Items]
Aggregate of warrants															110,343	33,269		29,234	29,234
Fair value of shares issued | ¥														639,000	¥ 621,000	¥ 573,000
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Aggregate of warrants															268,331	81,010		171,338	171,338
Fair value of shares issued | ¥														5,432,000	¥ 1,490,000	¥ 1,262,000
Employee [member]
IfrsStatementLineItems [Line Items]
Aggregate of warrants															36,408			719,428	719,428
Fair value of shares issued | ¥														19,070,000	¥ 69,000
Director [Member]
IfrsStatementLineItems [Line Items]
Aggregate of warrants																		168,000	168,000
Fair value of shares issued | ¥														7,037,000
Employees [member]
IfrsStatementLineItems [Line Items]
Aggregate of warrants																		224,793	224,793
Fair value of shares issued | ¥														¥ 17,282,000
Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized															200,000,000			200,000,000	200,000,000
Number oif shares sold				200,000,000																200,000,000
Class B ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized															50,000,000			50,000,000	50,000,000
Number oif shares sold				50,000,000																50,000,000
Memorandum and articles of association [member]
IfrsStatementLineItems [Line Items]
Authorized issued share capital | ¥					¥ 4,800,000
Number of shares authorized				200,000,000																200,000,000
Par value per share | ¥ / shares																				¥ 0.024
Number oif shares sold				250,000,000																250,000,000
Weilai will zhang [member]
IfrsStatementLineItems [Line Items]
Proportion of voting rights held in associate			52.13%
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized				977,755																977,755
Preferred shares issued capital				50,000,000																50,000,000
Aggregate of warrants	100,000
Fair value of shares issued | $	$ 190,000
Nonadjusting event [member] | Mrweilai zhang [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding				977,755																977,755
Nonadjusting event [member] | Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized				200,000,000																200,000,000
Nonadjusting event [member] | Class B ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized				50,000,000																50,000,000
Number oif shares sold																	300,000
Nonadjusting event [member] | Memorandum and articles of association [member]
IfrsStatementLineItems [Line Items]
Authorized issued share capital | $				$ 4,800,000
Number of shares authorized				200,000,000																200,000,000
Par value per share | $ / shares				$ 0.024
Number oif shares sold				250,000,000																250,000,000